Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 29, 2016
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY CAPITAL PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
GLOBAL REAL ESTATE FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000908186_SupplementTextBlock

American Century Capital Portfolios, Inc. Prospectus Supplement Global Real Estate Fund
Supplement dated August 1, 2016 ■ Prospectus dated March 1, 2016

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2017
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	658
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,458
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, INSTITUTIONAL CLASS
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	314
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	551
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,229
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, A CLASS
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 708
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,003
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,320
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,213
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, C CLASS
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 217
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,178
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,534
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, R CLASS
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	532
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	921
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,011
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, R6 CLASS
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	267
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	470
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,054
NT GLOBAL REAL ESTATE FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000908186_SupplementTextBlock

American Century Capital Portfolios, Inc. Prospectus Supplement NT Global Real Estate Fund
Supplement dated August 1, 2016 ■ Prospectus dated March 1, 2016

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2017
NT GLOBAL REAL ESTATE FUND | NT GLOBAL REAL ESTATE FUND, INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	374
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	653
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,447
NT GLOBAL REAL ESTATE FUND | NT GLOBAL REAL ESTATE FUND, INSTITUTIONAL CLASS
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	545
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,217
NT GLOBAL REAL ESTATE FUND | NT GLOBAL REAL ESTATE FUND, R6 CLASS
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	464
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,042

[1]	Effective August 1, 2016, the advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[3]	Effective August 1, 2016, the advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.